Insurance contract liabilities - Summary of sensitivity analysis of fair value measurement to changes in unobservable inputs liabilities explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Annuities [Member] | Changes in interest rate: + 100 bps [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 8,646,725	S/ 7,816,973
Amount, Increase (Decrease)	S/ (1,006,695)	S/ (848,921)
Percentage	(10.43%)	(9.80%)
Annuities [Member] | Changes in interest rate: - 100 bps [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 10,890,170	S/ 9,696,893
Amount, Increase (Decrease)	S/ 1,236,750	S/ 1,030,999
Percentage	12.81%	11.90%
Annuities [Member] | Changes in mortality table at 105% [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 9,554,268	S/ 8,587,633
Amount, Increase (Decrease)	S/ (99,152)	S/ (78,261)
Percentage	(1.03%)	(0.90%)
Annuities [Member] | Changes in mortality table at 95% [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 9,757,493	S/ 8,747,817
Amount, Increase (Decrease)	S/ 104,073	S/ 81,923
Percentage	1.08%	0.95%
Retirement Disability And Survivial [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 769,044	S/ 706,495
Amount, Increase (Decrease)	S/ (10,411)	S/ (8,722)
Percentage	(1.34%)	(1.22%)
Retirement Disability And Survivial [Member] | Changes in interest rate: + 100 bps [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 687,451	S/ 635,838
Amount, Increase (Decrease)	S/ (92,004)	S/ (79,379)
Percentage	(11.80%)	(11.10%)
Retirement Disability And Survivial [Member] | Changes in interest rate: - 100 bps [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 894,614	S/ 813,614
Amount, Increase (Decrease)	S/ 115,159	S/ 98,397
Percentage	14.77%	13.76%
Retirement Disability And Survivial [Member] | Changes in mortality table at 95% [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 790,403	S/ 724,366
Amount, Increase (Decrease)	S/ 10,948	S/ 9,149
Percentage	1.40%	1.28%